Total
Capital Group Short Duration Income ETF
Capital Group Short Duration Income ETF
Investment objective
The fund’s investment objective is to provide current income, consistent with a short duration profile as described in this prospectus and with the preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Capital Group Short Duration Income ETF Share Class USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Group Short Duration Income ETF Share Class [1]
Management fees	0.25%
Other expenses	none
Total annual fund operating expenses	0.25%
[1]	The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Capital Group Short Duration Income ETF | Share Class | USD ($)	26	80	141	318

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 203% of the average value of its portfolio.

Principal investment strategies

The fund will invest primarily in bonds (bonds include any debt instrument and cash equivalents, and may be represented by derivatives). The fund maintains a portfolio of bonds, other debt securities (including asset-backed securities and other securities described below) and money market instruments consisting primarily of debt securities rated BBB– or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund’s average portfolio duration is generally expected to be less than 2 years, but may be up to 3 years.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in debt securities tied economically to countries outside the U.S. including, but not limited to, corporate debt and inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns

Highest/Lowest quarterly results during this period were: Highest 2.87% (quarter ended December 31, 2023) Lowest -0.47% (quarter ended June 30, 2023)
Average annual total returns For the periods ended December 31, 2023:
Average Annual Returns - Capital Group Short Duration Income ETF	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Share Class	5.14%	5.85%	Oct. 25, 2022
After Taxes on Distributions | Share Class	3.25%	4.00%
After Taxes on Distributions and Sale of Fund Shares | Share Class	3.01%	3.67%
Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.61%	4.80%	Oct. 25, 2022